Summary of Significant Accounting Policies - Schedule of Changes for Warrant Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Private Warrants [Member]
Schedule of Changes for Warrant Liabilities Measured at Fair Value [Line Items]
Fair value as of beginning balance	$ 11	$ 58	$ 101
Change in fair value	7	(47)	(43)
Fair value as of ending balance	18	11	58
Representative Warrants [Member]
Schedule of Changes for Warrant Liabilities Measured at Fair Value [Line Items]
Fair value as of beginning balance	41	230	399
Change in fair value	28	(189)	(169)
Fair value as of ending balance	$ 69	$ 41	$ 230